INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2020
Intangible Assets, Net (Excluding Goodwill) [Abstract]
INTANGIBLE ASSETS, NET

NOTE 6:-INTANGIBLE ASSETS, NET

Intangible assets:

The following table sets forth the components of intangible assets:

	December 31,
	2019	2020
Original amounts:
Technology	$5,155	$3,767
Software development costs	2,879	2,879

	8,034	6,646

Accumulated amortization:
Software development costs	136	529

Net amounts:
Technology	5,155	3,767
Software development costs	2,743	2,350

Intangible assets, net	$7,898	$6,117

Technology includes mainly perpetual software licenses to be used in the Company's research and development activities. During 2020, the Company purchased $ 412 technology, out of which $ 18 was not resulted in cash flow outflows as of December 31, 2020. Some of the software license agreements provide a commitment of the Company for royalties payments upon future sales of the related developed products. Software development costs are amortized over 7 years. Amortization expenses for the years ended December 31, 2018, 2019 and 2020 amounted to $ 0, $ 136 and $ 393, respectively.

During 2020, technology related to Compass in an amount of $ 1,800, was fully written off (see Note 1b).